Segment Information and Concentration of Credit Risk	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION AND CONCENTRATION OF CREDIT RISK [Abstract]
Segment Reporting Disclosure [Text Block]
SEGMENT INFORMATION AND CONCENTRATION OF CREDIT RISK

The Company is a global, diversified company whose many market-leading brands deliver broad capabilities and a wide array of innovative, technology-driven products and solutions for lifestyle improvement at home and at work. The Company's five reporting segments are as follows:

•	the Residential Ventilation (“RESV”) segment,

•	the Technology Solutions (“TECH”) segment,

•	the Display Mount Solutions ("DMS") segment,

•	the Residential Heating and Cooling (“RHC”) segment, and

•	the Commercial Air Solutions (“CAS”) segment.

Through these segments, the Company manufactures and sells, primarily in the United States, Canada and Europe, a wide variety of products for the remodeling and replacement markets, the residential and commercial new construction markets, the manufactured housing market, and the personal and enterprise computer markets.

The Company's performance is significantly impacted by the levels of residential replacement and remodeling activity, as well as the levels of residential and non-residential new construction. New residential and non-residential construction activity and, to a lesser extent, residential remodeling and replacement activity, are affected by seasonality and cyclical factors such as interest rates, credit availability, inflation, consumer spending, employment levels and other macroeconomic factors, over which the Company has no control.

During the second quarter of 2012, the Company changed the composition of its reporting segments to reflect the Display Mount Solutions segment separately from the Technology Solutions segment due to the Chief Operating Decision Maker's decision to operate the segments separately and manage each as a standalone, reportable segment. As a result, the Company has restated prior period segment disclosures to conform to the new composition.

The RESV segment, formerly known as the Residential Ventilation Products ("RVP") segment, primarily manufactures and sells room and whole house ventilation and other products primarily for the professional remodeling and replacement markets, the residential new construction market and the do-it-yourself ("DIY") market. The principal products sold by this segment include kitchen range hoods, exhaust fans (such as bath fans and fan, heater and light combination units) and indoor air quality products.

The TECH segment, formerly known as the Technology Products segment, manufactures and distributes a broad array of products designed to provide convenience and security for residential and certain commercial applications. The principal product categories sold in this segment include audio/video distribution and control equipment, and security and access control products.

The DMS segment, which was previously reported as part of the Technology Products segment, manufactures and distributes a broad array of products designed with ergonomic features including wall mounts, desk mounts, arms, carts, workstations, and stands that attach to or support a variety of display devices such as computer monitors, notebook computers, and flat panel displays.

The RHC segment, formerly known as the Residential Air Conditioning and Heating Products ("R-HVAC") segment, manufactures and sells heating, ventilating and air conditioning systems for site-built residential and manufactured housing structures and certain commercial markets. The principal products sold by the segment are split-system and packaged air conditioners and heat pumps, air handlers, furnaces and related equipment.

The CAS segment, formerly known as the Commercial Air Conditioning and Heating Products ("C-HVAC") segment, manufactures and sells heating, ventilating and air conditioning systems for custom-designed commercial applications to meet customer specifications. The principal products sold by the segment are large custom rooftop cooling and heating products.

 Sales of the Company’s kitchen range hoods and exhaust fans within the RESV segment accounted for approximately 11.9% and 9.2%, respectively, of consolidated net sales for 2011, approximately 14.1% and 10.3%, respectively, of consolidated net sales in 2010 and approximately 14.2% and 10.3%, respectively, of consolidated net sales in 2009. Sales of the Company’s commercial air handlers within the CAS segment accounted for approximately 11.4%, 10.9% and 11.9% of consolidated net sales in 2011, 2010 and 2009, respectively. Sales of the Company's digital display mounting and mobility products within the DMS segment accounted for approximately 12.7% of consolidated net sales in 2011 and prior to 2011, did not account for more than 10% of consolidated net sales. No other single product class accounts for 10% or more of consolidated net sales.

The accounting policies of the segments are the same as those described in Note 4, “Summary of Significant Accounting Policies”. The Company evaluates segment performance based on operating earnings before allocations of corporate overhead costs. Intersegment net sales and intersegment eliminations are not material for any of the periods presented. The financial statement impact of all purchase accounting adjustments, including intangible assets amortization and goodwill, are reflected in the applicable operating segment, which are the Company’s reporting units. Unallocated assets consist primarily of cash and cash equivalents, marketable securities, prepaid and deferred income taxes, deferred debt expense and long-term restricted investments and marketable securities.

Net sales and operating earnings (loss) for the Company’s segments and pre-tax (loss) earnings for the Company are presented in the table that follows for the periods presented:

	Successor			Predecessor
	Jan. 1, 2011 -	Jan. 1, 2010 -	Dec. 20, 2009 -	Jan. 1, 2009 -
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009
	(Amounts in millions)
Net sales:
RESV	$591.2	$602.7	$15.1	$567.9
TECH	455.2	396.9	11.4	337.4
DMS	280.6	66.7	1.9	50.1
RHC	378.6	470.5	8.9	417.3
CAS	434.9	362.5	6.7	391.2
Consolidated net sales	$2,140.5	$1,899.3	$44.0	$1,763.9
Operating earnings (loss):
RESV (1)	$32.6	$56.1	$0.7	$53.3
TECH (2)	35.4	10.7	1.2	(255.4)
DMS (3)	22.2	1.4	(0.2)	(19.6)
RHC (4)	1.4	23.6	(0.8)	16.0
CAS (5)	12.0	5.7	(2.0)	41.7
Subtotal	103.6	97.5	(1.1)	(164.0)
Unallocated:
Pre-petition reorganization items	—	—	—	(22.5)
Executive retirement (Note 15)	(8.7)	—	—	—
Loss contingency related to the Company’s indemnification of a lease guarantee	—	—	—	3.9
Unallocated, net (6)	(31.8)	(26.9)	(0.1)	(20.8)
Consolidated operating earnings (loss)	63.1	70.6	(1.2)	(203.4)
Interest expense	(105.6)	(95.7)	(3.6)	(135.6)
Loss from debt retirement	(33.8)	—	—	—
Investment income	0.1	0.1	—	0.2
Loss before gain on reorganization items, net	(76.2)	(25.0)	(4.8)	(338.8)
Gain on reorganization items, net (Note 3)	—	—	—	619.1
(Loss) earnings before (benefit) provision for income taxes	$(76.2)	$(25.0)	$(4.8)	$280.3

(1)
In 2011, includes (1) approximately $16.9 million (of which approximately $13.5 million was recorded during the fourth quarter of 2011) of severance and other charges relating to exit and disposal activities and (2) a decrease in product liability expense of approximately $8.2 million (of which approximately $7.9 million occurred in the fourth quarter of 2011) as compared to 2010 as a result of favorable settlement of claims primarily in the fourth quarter of 2011. In 2010, includes a reduction in warranty reserves of approximately $4.1 million due to the Company's change in estimate of expected warranty claims and a charge of approximately $1.9 million related to a product safety upgrade program. In 2009, includes approximately $1.9 million of severance charges related to certain reduction in workforce initiatives.

(2)
In 2011, includes approximately $1.2 million of severance and other charges relating to exit and disposal activities and approximately $4.9 million of additional warranty expense related to a certain customer. In 2010, includes approximately $4.5 million of severance and other charges related to the closure of certain facilities and a gain of approximately $3.0 million related to the reversal of a loss contingency reserve that was previously provided in 2009 related to one of the Company's subsidiaries. In 2009, includes a loss contingency reserve of approximately $3.0 million related to one of the Company's subsidiaries and valuation reserves of approximately $2.8 million related to certain assets of a foreign subsidiary that was shutdown in 2010.

(3)	In 2009, includes a non-cash goodwill impairment charge of approximately $17.3 million.

(4)
In 2011, includes an increase in product liability expense of approximately $1.7 million as compared to 2010 resulting from a reduction in expense from favorable settlement of claims that occurred in 2010.

(5)
In 2011, includes a decrease of approximately $1.0 million in product liability expense as compared to 2010 primarily as a result of the favorable settlement of claims. In 2010, includes a reduction in warranty reserves of approximately $0.7 million due to the Company's change in estimate of expected warranty claims. In 2009, includes approximately $1.1 million of severance charges related to certain reduction in workforce initiatives implemented, approximately $1.3 million of expense related to early lease termination charges, and a gain of approximately $0.6 million related to the sale of assets related to one of the Company's foreign subsidiaries.

(6)
In 2011, includes approximately $0.8 million of CEO transition expenses and approximately $1.4 million of outside consulting fees relating to strategic reviews. In 2010, includes non-cash share-based compensation expense of approximately $2.0 million, a gain of approximately $2.7 million relating to the reversal of a portion of a loss contingency reserve provided in prior periods, and approximately $2.2 million of fees and expenses associated with the acquisition of Ergotron. In 2009, includes a gain of approximately $0.7 million related to the favorable settlement of litigation.

See Note 2, “Reorganization Under Chapter 11", Note 3, “Fresh-Start Accounting”, Note 7, “Income Taxes”, and Note 11, “Commitments and Contingencies”, with respect to certain other income (expense) items affecting segment earnings (loss).

Depreciation expense, amortization expense and capital expenditures for the Company’s segments are presented in the table that follows for the periods presented:

	Successor			Predecessor
	Jan. 1, 2011 -	Jan. 1, 2010 -	Dec. 20, 2009 -	Jan. 1, 2009 -
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009
	(Amounts in millions)
Depreciation Expense:
RESV	$13.6	$16.2	$0.6	$13.1
TECH	5.4	5.6	0.2	5.4
DMS	4.0	0.3	—	0.3
RHC	11.6	14.4	0.6	10.0
CAS	6.4	5.8	0.2	5.8
Unallocated	0.2	0.2	—	0.4
Consolidated depreciation expense	$41.2	$42.5	$1.6	$35.0
Amortization expense:
RESV (1)	$15.3	$18.4	$1.4	$7.0
TECH (2)	10.1	17.5	1.5	10.2
DMS (3)	20.2	0.9	0.1	0.1
RHC (4)	1.2	1.7	0.2	0.7
CAS (5)	5.9	10.7	1.4	4.7
Unallocated	—	—	—	—
Consolidated amortization expense	$52.7	$49.2	$4.6	$22.7
Capital Expenditures:
RESV	$4.9	$5.9	$0.1	$5.5
TECH	3.4	3.2	0.1	2.5
DMS	5.1	0.1	—	—
RHC	2.6	3.0	—	1.4
CAS	5.0	7.3	0.3	8.5
Unallocated	0.1	0.3	—	—
Consolidated capital expenditures	$21.1	$19.8	$0.5	$17.9

(1)
Includes amortization of excess purchase price allocated to inventory recorded as a non-cash charge to cost of products sold of approximately $1.4 million, $0.9 million and $0.4 million for 2010, the 2009 Successor and 2009 Predecessor Periods, respectively.

(2)
Includes amortization of excess purchase price allocated to inventory recorded as a non-cash charge to cost of products sold of approximately $0.2 million, $8.4 million and $1.1 million for 2011, 2010 and the 2009 Successor Period, respectively.

(3)
Includes amortization of excess purchase price allocated to inventory recorded as a non-cash charge to cost of products sold of approximately $7.3 million, $0.9 million and $0.1 million for 2011, 2010 and the 2009 Successor Period, respectively.

(4)
Includes amortization of excess purchase price allocated to inventory recorded as a non-cash charge to cost of products sold of approximately $0.4 million, $0.8 million, $0.2 million and $0.1 million for 2011, 2010, the 2009 Successor Period and the 2009 Predecessor Period, respectively.

(5)
Includes amortization of excess purchase price allocated to inventory recorded as a non-cash charge to cost of products sold of approximately $0.7 million and $0.8 million for 2010 and the 2009 Successor Period, respectively.

Segment assets at December 31, 2011 and 2010 for the Company’s reporting segments are presented in the table that follows:

	December 31,
	2011	2010
	(Amounts in millions)
Segment Assets:
RESV	$672.5	$709.3
TECH	323.4	316.4
DMS	424.8	446.5
RHC	168.4	199.7
CAS	218.3	199.6
	1,807.4	1,871.5
Unallocated:
Cash and cash equivalents, including current restricted cash	58.3	57.8
Prepaid income taxes	38.7	16.9
Other assets, including long-term restricted investments and marketable securities	38.0	27.4
Consolidated assets	$1,942.4	$1,973.6

Foreign net sales were approximately 21.6%, 20.0%, 14.0% and 20.1% of consolidated net sales for 2011, 2010, the 2009 Successor Period and the 2009 Predecessor Period, respectively. Foreign net sales are attributed based on the location of the Company’s subsidiary responsible for the sale. Excluding financial instruments and deferred income taxes, foreign long-lived assets were approximately 10.5% and 9.9% of consolidated long-lived assets at December 31, 2011 and 2010, respectively.

The Company operates internationally and is exposed to market risks from changes in foreign exchange rates. Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of temporary cash investments and trade receivables. The Company places its temporary cash investments with high credit quality financial institutions and limits the amount of credit exposure to any one financial institution. Concentrations of credit risk with respect to trade receivables are limited due to the large number of customers comprising the Company’s customer base and their dispersion across many different geographical regions. These risks are not significantly dissimilar among the Company’s five reporting segments. Accounts receivable from customers related to foreign operations was approximately 26.5% and 29.6% of total accounts receivable at December 31, 2011 and 2010, respectively.

No single customer accounts for 10% or more of consolidated net sales or accounts receivable.